Offerings	Jul. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Share, par value $0.00025 per share
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.27555
Maximum Aggregate Offering Price	$ 4,959,900
Amount of Registration Fee	$ 759.36
Offering Note	The registration fee for securities is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low trading prices ($0.2839 and $0.2672, respectively) of the Common Shares on June 30, 2025, as reported on the NYSE American LLC.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Ordinary Shares
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ (0)
Offering Note	The registration fee for securities is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.In accordance with Rule 457(g) under the Securities Act, because the Registrant’s Ordinary Shares underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of the Warrants
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.27555
Maximum Aggregate Offering Price	$ 4,959,900
Amount of Registration Fee	$ 759.36
Offering Note	The registration fee for securities is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.